SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement options unrecognized compensation	$ 32,997
Unrecognized compensation cost, weighted average period	3 years 2 months 12 days
Share based compensation by share based payment arrangement weighted average grant date fair value per share	$ 0.88	$ 0.47	$ 2.26
Expected annual dividend yield	0.00%	0.00%	0.00%
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of December 31, 2025	6,256,265
Grant date fair value of unvested Performance Share Units (PSUs)	$ 5,891
Expected annual dividend yield	0.00%
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per unvested Performance Share Units (PSUs)	$ 2
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per unvested Performance Share Units (PSUs)	$ 5.5
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance	579,177
Share based compensation by share based payment arrangement contractual term	7 years
Share based compensation by share based payment arrangement service based vesting term	4 years